Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 21,866	$ 19,378
Restricted cash	8,050	50
Accounts receivable trade, net	404	896
Inventories	1,693	1,559
Prepaid expenses	3,528	1,238
Other current assets	2,113	1,656
Intangible assets	973	0
Total current assets	45,898	25,085
Fixed assets:
Vessels, net	484,492	410,476
Advances for vessel acquisition	3,700	0
Finance lease, right-of-use asset	0	29,562
Other fixed assets, net	267	423
Total fixed assets	488,459	440,461
Other non-current assets:
Deferred charges and other investments, non-current	6,127	6,397
Intangible assets, non-current	60	0
Restricted cash, non-current	5,000	5,500
Operating lease, right-of-use asset	282	405
Other non-current assets	27	29
TOTAL ASSETS	545,853	477,877
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,627 and $1,175, respectively	37,401	31,780
Finance lease liability, current	0	21,778
Trade accounts and other payables	7,112	5,489
Accrued liabilities	9,626	7,736
Operating lease liability, current	93	105
Deferred revenue	2,094	2,136
Other current liabilities	5,297	491
Total current liabilities	61,623	69,515
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,237 and $1,746, respectively	220,186	179,010
Operating lease liability, non-current	189	300
Deferred revenue, non-current	67	254
Other liabilities, non-current	1,609	353
Total liabilities	283,674	249,432
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at December 31, 2024 and 2023, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2024 and 2023; 20,374,165 and 19,636,352 shares issued and outstanding as at December 31, 2024 and 2023, respectively	2	2
Additional paid-in capital	595,947	590,129
Accumulated deficit	(333,770)	(361,686)
Total stockholders' equity	262,179	228,445
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	545,853	477,877
Related Party [Member]
Current assets:
Accounts receivable trade, net	7,271	308
Nonrelated Party [Member]
Current assets:
Accounts receivable trade, net	$ 404	$ 896